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              GRANDMASTER FLEX 3 FLEXIBLE PREMIUM VARIABLE ANNUITY
                                       and
                  GRANDMASTER FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                        INTEGRITY LIFE INSURANCE COMPANY
                                   through its
                               SEPARATE ACCOUNT I

                        SUPPLEMENT DATED AUGUST 30, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

INVESTMENT OPTION TRANSFER RESTRICTIONS - This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

Effective September 3, 2002, Integrity Life Insurance Company will introduce a new policy for transfers between Investment Options, which is designed to protect contract owners from abusive or disruptive trading activity:

--You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, telephone, Annuitrac, or facsimile.

--Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your contract effective September 3, 2002, and will count trades executed since your last contract anniversary in calculating the 20 Investment Option transfer limit. Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

None of these restrictions are applicable to transfers made under our Dollar Cost Averaging program, Systematic Transfer Option program, Customized Asset Rebalancing program, or other related programs we may offer.

Integrity Life Insurance Company will continue to monitor transfer activity, and we may modify these restrictions at any time. For further information on your trading privileges, please refer to your contract, which provides that you "must adhere to the Company's excessive trading rules in effect at the time the transfer is requested," and to the prospectus under the section titled "Excessive Trading."
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             IQ THE SMART ANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
                                    issued by
                        INTEGRITY LIFE INSURANCE COMPANY
                                   through its
                               SEPARATE ACCOUNT I

                        SUPPLEMENT DATED AUGUST 30, 2002
                         TO PROSPECTUS DATED MAY 1, 2002

INVESTMENT OPTION TRANSFER RESTRICTIONS - This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

Effective September 3, 2002, Integrity Life Insurance Company will introduce a new policy for transfers between Investment Options, which is designed to protect contract owners from abusive or disruptive trading activity:

--You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, telephone, Annuitrac, or facsimile.

--Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your contract effective September 3, 2002, and will count trades executed since your last contract anniversary in calculating the 20 Investment Option transfer limit. Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

None of these restrictions are applicable to transfers made under our Dollar Cost Averaging program, Systematic Transfer Option program, Customized Asset Rebalancing program, or other related programs we may offer.

Integrity Life Insurance Company will continue to monitor transfer activity, and we may modify these restrictions at any time. For further information on your trading privileges, please refer to your contract, which provides that you "must adhere to the Company's excessive trading rules in effect at the time the transfer is requested," and to the prospectus under the section titled "Excessive Trading."